Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Equity [Abstract]
Equity

(12) EQUITY

Zayo Group, LLC was initially formed on May 4, 2007, and is a wholly-owned subsidiary of Holdings, which in turn is wholly owned by CII. CII was organized on November 6, 2006, and subsequently capitalized on May 7, 2007, with capital contributions from various institutional and founder investors. Cash, property, and service proceeds from the capitalization of CII were contributed to the Company and the contributions are reflected in the Company's member's equity.

During the nine months ended March 31, 2011, CII contributed $35,500 in capital to the Company through Holdings. CII funded this amount from equity contributions from its investors. During the nine months ended March 31, 2012, the Company received an additional $1,350 in capital from Holdings. Additionally, during the nine months ended March 31, 2012 the Company distributed $46 in cash received in the 360networks acquisition to Holdings. As of March 31, 2012, the Company has available equity commitments from existing and future CII investors of up to $290,000 (See Note 4 — Acquisitions).

CII has issued preferred units to certain executives as compensation. The terms of these preferred unit awards require equity accounting treatment. As such, the Company estimates the fair value of these equity awards on the grant date and recognizes the related expense over the vesting period of the awards.

During fiscal year 2008, CII issued 6,400,000 Class A preferred units in CII to the two founders of the Company. The vesting for these units was completed in September 2010. Management estimated the fair value of the equity awards on the grant date to be $6,400. Stock-based compensation expense recognized in connection with these Class A units was $240 during the nine months ended March 31, 2011. These Class A Preferred Units were in lieu of any significant cash compensation to the founders during the period beginning on May 1, 2007 and ending October 31, 2010.

In June 2010, CII issued 136,985 Class B preferred units to two of the Company's Board members. The Class B preferred units issued vest over a period of three years. Management estimated the fair value of the equity awards on the grant date to be $312. In March of 2011, one of these Board members resigned from his position resulting in a forfeiture of the 63,926 Class B preferred units issued to the Board member and a reversal of the stock compensation expense recognized related to the grant. The grant date fair value of the 73,059 class B preferred units issued to the remaining Board member was determined to be $167. Stock-based compensation expense recognized for these grants during the three and nine months ended March 31, 2012 was $14 and $57, respectively, and $(10) and $35 during the three and nine months ended March 31, 2011, respectively.

In December 2010, CII issued 390,000 Class B preferred units to a founder of the Company. Management estimated the fair value of the equity awards on the grant date to be $967 based on a weighted average of various market and income based valuation approaches. The Company recognizes the related expense over the vesting period of three years, which began October 31, 2010. In January of 2011, CII issued an additional 580,000 Class B preferred units to the same founder. The Company estimated the fair value of these equity awards on the grant date to be $1,438 and the Company recognizes the related expense over a vesting period of three years, which began October 31, 2010. The preferred units issued to the Company founder are in lieu of any significant cash compensation for the founder during the three-year vesting period that started on October 31, 2010. Stock-based compensation expense recognized for these Class B preferred units during the three and nine months ended March 31, 2012 was $200 and $601, respectively and $200 and $334 during the three and nine months ended March 31, 2011.

As these awards have been issued by CII to employees and Directors of the Company as compensation, the related expense has been recorded by the Company in the accompanying condensed consolidated statements of operations.

As discussed in Note 4 — Acquisitions, the assets and liabilities supporting 360networks legacy VoIP business were spun-off to Holdings on December 1, 2011. Management estimates that the fair value of the net assets spun-off to Holdings was $11,700, including $46 in cash. The fair value of the net assets, excluding cash, distributed to Holdings is reported as a non-cash reduction to the Company's member's equity account.

As discussed in Note 13 — Stock Compensation, the Board of CII authorized a non-liquidating distribution to certain common unit holders. The total amount of the distribution to employees of the Company was $9,080. The distribution was funded by CII which resulted in a non-cash capital contribution to the Company and is reflected as such in the condensed consolidated statement of member's equity.

Holdings is the taxable parent of the Company and Onvoy Voice Services, Inc. ("Onvoy"). Subsequent to spinning the ZEN segment to Holdings, Holdings contributed the assets and liabilities of the historical ZEN segment to Onvoy. Holdings allows for the sharing of Holding's NOL carry forwards between the Company and OVS. To the extent that any entity utilizes NOLs or other tax assets that were generated or acquired by the other entity, the entities will settle the related-party transfer of deferred tax asset associated with such NOLs and other deferred-tax transfers between the companies via an increase or decrease to the respective entities' member's equity. During the nine months ended March 31, 2012, the Company member's equity balance decreased by $4,142 as a result of transferring net deferred tax assets to Onvoy.

(13) EQUITY

Zayo Group, LLC was initially formed on May 4, 2007, and is a wholly-owned subsidiary of Holdings, which in turn is wholly owned by CII. CII was organized on November 6, 2006, and subsequently capitalized on May 7, 2007, with capital contributions from various institutional and founder investors. Cash, property, and service proceeds from the capitalization of CII were contributed to the Company and the contributions are reflected in the Company's member's equity.

During the years ended June 30, 2011, 2010 and 2009, CII contributed $36,450, $39,800 and $35,546, respectively in capital to the Company through Holdings. CII funded these amounts from equity contributions from its investors. As of June 30, 2011, the equity commitments from CII's investors have been fulfilled.

CII has issued preferred units to certain executives as compensation. The terms of these preferred unit awards require equity accounting treatment. As such, the Company estimates the fair value of these equity awards on the grant date and recognizes the related expense over the vesting period of the awards.

During fiscal year 2008, CII issued 6,400,000 Class A preferred units in CII to the two founders of the Company. The vesting for these units was completed in September 2010. Management estimated the fair value of the equity awards on the grant date to be $6,400. Stock-based compensation expense recognized in connection with these Class A units issued for the years ended June 30, 2011, 2010 and 2009 was $240, $1,150 and $1,628, respectively. These Class A Preferred Units were in lieu of any significant cash compensation to the founders during the period beginning on May 1, 2007 and ending October 31, 2010.

CII issued 465,000 Class A preferred units to three of the Company's executives in fiscal 2009. The Class A preferred units issued to two of the executives vested during the year ended June 30, 2009 and the remaining units issued to the third executive became fully vested in February 2010. Management estimated the fair value of the equity awards on the grant date to be $465. Stock-based compensation expense recognized for these grants during the years ended June 30, 2010 and 2009 was $45 and $421, respectively.

In June 2010, CII issued 136,985 Class B preferred units to two of the Company's Board members. The Class B preferred units issued vest over a period of four years. Management estimated the fair value of the equity awards on the grant date to be $312. In March of 2011, one of these Board members resigned from his position resulting in a forfeiture of the 63,926 Class B preferred units issued to the Board member. The grant date fair market value of the 73,059 class B preferred units issued to the remaining Board member was determined to be $167. Stock-based compensation expense recognized for this grant during the years ended June 30, 2011 and 2010 was $42 and $3, respectively.

In December 2010, CII issued 390,000 Class B preferred units to a founder of the Company. Management estimated the fair value of the equity awards on the grant date to be $967 based on a weighted average of various market and income based valuation approaches. The Company recognizes the related expense over the vesting period of three years which began October 31, 2010. In January of 2011, CII issued an additional 580,000 Class B preferred units to the same founder. The Company estimated the fair value of these equity awards on the grant date to be $1,438 and the Company recognizes the related expense over a vesting period of three years which began October 31, 2010. The preferred units issued to the Company founder are in lieu of any significant cash compensation for the founder during the three year vesting period that started on October 31, 2010. Stock-based compensation expense recognized for these Class B preferred units during the year ended June 30, 2011 was $535.

As these awards have been issued by CII to employees and Directors of the Company as compensation, the related expense has been recorded by the Company in the accompanying consolidated statements of operations.

ZEN was spun-off from the Company on April 1, 2011 to its parent — Holdings (see Note 5 — Spin-Off of Business Units). As a result of the spin-off the Company's member's interest account was reduced by the book value of ZEN of $6,368, during the year ended June 30, 2011.

On March 12, 2010, Onvoy was spun-off from the Company to Holdings (see Note 5 — Spin-Off of Business Units). As a result of the spin-off the Company's member's interest account was reduced by the book value of Onvoy of $42,539, during the year ended June 30, 2010.

In connection with the spin-offs, the Company entered into a tax-sharing agreement with ZEN, OVS and Holdings, the taxable entity. The agreement allows for the sharing of the Holdings NOL carryforward balance between the Company and Onvoy however, to the extent that any entity utilizes NOLs that were generated by another entity, the entities will settle the related-party transfer of deferred tax asset associated with such NOLs and other deferred-tax transfers between the companies via an increase or decrease to the respective entities' member's equity. During the years ended June 30, 2011 and 2010, the Company utilized $10,990 and $3,001, respectively, of gross NOLs of Onvoy resulting in a non-cash capital contribution from Holdings in the amount of $3,737 and $1,200 during the respective periods. The increase in the Company's member's interest account resulting from the utilizations of Onvoy's NOL's is reflected in the Statement of Members Equity. Offsetting this increase to member's equity during the year ended June 30, 2011 was a $5,955 adjustment to the allocation of the deferred tax liabilities of Holdings from Onvoy to the Company subsequent to the spin-off. Additionally, during the year ended June 30, 2011, the Company settled a net related-party receivable in the amount of $380 via a non-cash dividend to Holdings resulting in a decrease to the Company's member's interest account.